Loss/(income) per share	3 Months Ended
Mar. 31, 2024
Loss/(income) per share
Loss/(income) per share

12.Loss/(income) per share

The following table sets forth basic and diluted net (loss)/income per common share computational data (in thousands, except per share data):

	Three months ended
	March 31,	March 31,
	2024	2023*

(Loss)/income attributable to equity holders ($’000)	(1,557,250)	7,775
Less: allocation of loss to non‑controlling interest ($’000)	(3,922)	(2,806)
(Loss)/income attributable to IHS common shareholders ($’000)	(1,553,328)	10,581

Basic weighted average shares outstanding (‘000)	332,626	331,986
Potentially dilutive securities (‘000)	656	3,144
Potentially dilutive weighted average common shares outstanding (‘000)	333,282	335,130

(Loss)/income per share:
Basic (loss)/income per share ($)	(4.67)	0.03
Diluted (loss)/income per share ($)	(4.67)	0.03

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

Potentially dilutive securities include share-based compensation options, but for the three months ended March 31, 2024, these securities were anti-dilutive and thus do not impact diluted loss per share.